Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies.
Schedule of non-cancellable construction contracts for real estate development and land use rights purchases

As of December 31, 2021, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2022	748,764,936
2023	421,155,686
2024	252,243,792
2025	86,720,580
2026 and thereafter	9,886,553
Total	1,518,771,547